Interest bearing debt, ING credit facility (Details) $ in Thousands	1 Months Ended			3 Months Ended			9 Months Ended	12 Months Ended
	Jan. 31, 2026 USD ($)	Sep. 30, 2023 USD ($) Borrower	Jan. 31, 2023 USD ($) Borrower	Mar. 31, 2026 USD ($) Building	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Sep. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)	Jul. 31, 2025 USD ($)
Credit Facility [Abstract]
Borrowing amount							$ 498,716		$ 308,400
ING Credit Facility, $405 million Senior Credit Facility [Member]
Credit Facility [Abstract]
Borrowing amount			$ 405,000
Uncommitted accordion available			$ 100,000
Number of borrowers | Borrower			10
Frequency of periodic repayment							quarterly
Debt repayment installment amount			$ 5,600
ING Credit Facility, $405 million Senior Credit Facility [Member] | SOFR [Member]
Credit Facility [Abstract]
Interest rate spread			1.90%				1.90% [1]
Revolving Credit Facility [Member]
Credit Facility [Abstract]
Debt prepayment before installment term	$ 5,600			$ 225,000	$ 25,000	$ 42,400
Drawdown per vessel					10,000	$ 10,000
Additional Drawdown in same period				$ 90,000	$ 15,000			$ 50,000
Number of newbuildings financed | Building				3
ING Credit Facility, $45 million Senior Credit Facility [Member]
Credit Facility [Abstract]
Borrowing amount		$ 45,000
Number of borrowers | Borrower		1
Frequency of periodic repayment							quarterly
Debt repayment installment amount		$ 750
ING Credit Facility, $45 million Senior Credit Facility [Member] | SOFR [Member]
Credit Facility [Abstract]
Interest rate spread		1.80%					1.80%

[1]	$157.5 mill. undrawn as of September 30, 2026